INTANGIBLE ASSETS AND GOODWILL 10K	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS AND GOODWILL [Abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 8. INTANGIBLE ASSETS AND GOODWILL

All changes in goodwill between December 31, 2013 and December 31, 2012, relate to foreign currency translation.  Intangible assets consist of the following (in thousands):

	USA Segment			Brazil Segment		Total
	Patents	Trademarks	Customer Lists	Trademarks	Customer Lists	Intangible Assets
December 31, 2013
Cost	$1,697	$48	$2,677	$2,964	$1,084	$8,470
Accumulated amortization	(1,170)	(41)	(2,466)	(2,472)	(904)	(7,053)
Net book value	$527	$7	$211	$492	$180	$1,417

December 31, 2012
Cost	$1,697	$48	$2,677	$3,418	$1,250	$9,090
Accumulated amortization	(1,029)	(38)	(2,222)	(2,362)	(864)	(6,515)
Net book value	$668	$10	$455	$1,056	$386	$2,575

Estimated useful lives	17 years	7 years	7 years	7 years	7 years

We purchased no intangible assets in 2013 or 2012.  All changes in the cost of Brazil segment intangibles are due to foreign currency translation.  Amortization expense is expected to be $0.9 million in 2014, $0.3 million in 2015, $0.1 million in 2016 and $0.1 million in 2017.